Commitments and contingencies - Movements in prepayments on flight equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Deposits on Flight Equipment [Roll Forward]
Prepayments on flight equipment at beginning of period	$ 4,586,848	$ 2,111,659
Prepayments and additions during the period, net	361,702	88,063
Interest paid and capitalized during the period	45,376	10,331
Prepayments and capitalized interest applied to the purchase of flight equipment	(364,980)	(338,237)
Prepayments on flight equipment at end of period	$ 4,628,946	$ 1,871,816